REGISTRATION STATEMENT ON FORM N-1A

         As filed with the Securities and Exchange Commission on December 22, 2009

                                                           File No. 333- 162629

                                                                    811- 22341

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________________________________

FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / 1 /

Post-Effective Amendment No. / /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. / 1 /

THE ACADIA MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

One Penn Plaza, 36th Floor, New York, NY 10119

Registrant's Telephone Number, including Area Code: (212) 671-1111

______________________________________

Eric D. Jacobs

Michael E. Hogue

(Name and address of agent for service of process)

Copies to:

Brent S. Gillett, Esq.

Investment Law Group

1230 Peachtree Street NE, Suite 2445

Atlanta, Georgia 30309

It is proposed that this filing will become effective (check appropriate box):

___  Immediately upon filing pursuant to paragraph (b)

___  On (date) pursuant to paragraph (b)

___  60 days after filing pursuant to paragraph (a)(1)

___  On (date) pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ On (date) pursuant to paragraph (a)(2) of Rule 485

_X_ As soon as practicable after the effective date of this registration statement

______________________________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

THE ACADIA MUTUAL FUNDS

THE ACADIA PRINCIPAL CONSERVATION FUND

[TICKER SYMBOL]

____________________________________________________________

PROSPECTUS

________________, 2009

______________________________________________________________

____________________________

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

 ______________________________

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.  A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES  AND EXCHANGE  COMMISSION.  THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE.  THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCHSTATE.

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Table of Contents

THE ACADIA PRINCIPAL CONSERVATION FUND

Investment Objective

1

Fund Fees and Expenses

1

Portfolio Turnover

2

Principal Investment Strategies

2

Principal Risks

3

Performance

4

The Investment Adviser

4

The Portfolio Manager

4

Purchase and Sale of Fund Shares

5

Dividends, Capital Gains, and Taxes

5

Payments to Broker-Dealers and Other Financial Intermediaries

5

FUND MANAGEMENT

5

The Investment Adviser

5

The Portfolio Manager

6

MORE INFORMATION ABOUT RISK

6

MORE INFORMATION ABOUT FUND INVESTMENTS

6

PURCHASING AND REDEEMING SHARES

6

Pricing Fund Shares

6

How To Buy Shares

7

Minimum Investments

7

Instructions for Opening and Adding to An Account

9

Telephone and Wire Transactions

9

Tax-Deferred Plans

10

Automatic Investment Plans

10

Dividend Reinvestment

11

How to Redeem Shares

11

To Sell Shares

12

Additional Redemption Information

13

Additional Purchase and Redemption Information

14

DISTRIBUTION FEES

14

ACCOUNT STATEMENTS

15

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

15

DISTRIBUTIONS AND TAXES

15

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS – REVENUE SHARING

FINANCIAL HIGHLIGHTS

THE ACADIA PRINCIPAL CONSERVATION FUND

Investment Objective

The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.80%]
Distribution (12b-1) and Service Fees	[0.50%]
Other Expenses[1]	[0.60%]
Total Annual Fund Operating Expenses	[1.65%]
Expense Reimbursement[2]	[(0.20%)]
Total Annual Fund Operating Expenses (after expense reimbursements)	[1.45%]

1 The “Other Expenses” in the table are based upon estimates for the Fund’s current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.45% of the average net assets of the Fund.  This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after January 1, 2011.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of that period. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remian the same and you reinvest all dividends and distributions.  The example reflects the expense reimbursement by the Adviser for only the one-year period and the first year of the other periods presented.  Although your costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$145	$493

Portfolio Turnover

The Fund pays transaction cost , such as commissions, when it buys and sells securities (or “turns over” its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses, or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in short-term debt instruments such as demand deposits and certificates of deposit issued by FDIC-insured banks and in U.S. Treasury obligations and repurchase agreements collateralized by U.S. government securities.   The Fund may also invest up to 35% of its assets in investment grade corporate debt and trust preferred debt securities.  Additionally, the Fund may invest in securities issued by federal agencies or government-sponsored enterprises (GSEs).    The Fund expects to maintain a dollar-weighted average maturity of between 4 and 10 years.

The Fund will normally not invest in fixed income securities which are rated below B BB by S&P or B aa by Moody’s at the time of purchase or which are in default.  The Fund will not be required to dispose of a debt security if it has a rating of B BB or B aa at the time of purchase but is downgraded below B BB or B aa after the time of purchase.  Acadia Mutual Funds Management, LLC, the Fund’s investment adviser (the “Adviser”), selects fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in a particular security, the Adviser considers a number of factors such as credit quality of the issuer, yield-to-maturity, tax efficiency, hedging strategies and economic forecasts.

As noted above, the Fund may invest in securities issued by federal agencies or GSEs.  These entities generally are private corporations chartered or created by Acts of Congress to assist in lowering the costs of certain types of borrowings such as mortgages or student loans.  In regards to securities issued by these entities (such as debt securities or mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks, and the Farm Credit Banks), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by congressional appropriations, and its debt and equity securities are neither guaranteed nor insured by the U.S. government.

Principal Risks

You should be aware that an investment in the Fund involves certain risks, including the following:

Market Risk:  The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

U.S. Treasury Securities Risk:  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Government-Sponsored Enterprise Risk:  The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac.  These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations and debt issued by these agencies are neither guaranteed nor insured by the U.S. government.

Credit Risk:   The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations.

Interest Rate Risk:  Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities.  If interest rates rise, the value of the Fund’s investments may fall.

Repurchase Agreement Risks: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Call Risk:  The Fund may invest in corporate bonds which are generally subject to call risk.  These bonds and some securities issued by U.S. agencies may be called (or redeemed) at the option of the issuer at a specified price before reaching their stated maturity.  This risk increases when market interest rates are declining because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

Returns Are Not Guaranteed:  An investment in the Fund is neither insured nor guaranteed by the U.S. government.  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

You may lose money if you invest in the Fund.

Performance

The Fund does not yet have a full calendar year of performance.  As such, no performance information is presented.

The Investment Adviser

Acadia Mutual Fund Management, LLC (the “Adviser”) serves as the investment adviser to the Fund.

The Portfolio Manager

Eric D. Jacobs, the Managing Member of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on days when the NYSE is open for regular trading : by mail at The Acadia Mutual Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147; or by telephone at 1-800-595-4866.  Shares may be purchased by check or by wire.  The minimum initial purchase is $1,000 for a regular account and $500 for an IRA account.  The minimum subsequent investment is $250 for a regular account and $100 for an IRA account (or $100 under an automatic investment plan).

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement (in such arrangement taxes will be deferred until a later time) such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for additional information.

FUND MANAGEMENT

The Investment Adviser

Acadia Mutual Fund Management, LLC (the “Adviser”), located at One Penn Plaza, 36th Floor, New York, NY 10119, serves as the investment adviser to the Fund.  The Adviser directs the investment of the Fund’s assets, subject at all times to the supervision of the Board of Trustees (the “Board”) of Acadia Mutual Funds (the “Trust”).  The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of the Fund’s investments.  The Adviser was organized as a Delaware limited liability company on February 6, 2009 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser.

Pursuant to an Investment Advisory Agreement with the Trust, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.80% of the average daily net assets of the Fund.  The Adviser may periodically waive all or a portion of its advisory fee with respect to the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s Investment Advisory Agreement will be available for the Fund in its April 30, 2010 Semi-Annual Report to Shareholders.

The Portfolio Manager

The following provides biographical information about the Fund’s portfolio manager.  Additional information relating to the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund is available in the Fund’s Statement of Additional Information (“SAI”).

Eric D. Jacobs is the portfolio manager to the Fund.  Mr. Jacobs founded the Adviser in November 2008.  Prior to this, he was the co-founder of Miller & Jacobs Capital LLC, a Delaware company established in 1996, and Miller & Jacobs Capital, LLC, a U.S. Virgin Island company which was an investment adviser registered with the SEC that managed upwards of $750 million collectively for a collateralized loan obligation, hedge funds and mutual funds.  Mr. Jacobs was also the co-founder of Acadia Research Group, LP, providing research to sell-side firms and registered investment advisers.  Mr. Jacobs earned a Bachelor of Arts Degree as a Political Science major from Allegheny College in Pennsylvania in 1991.

From November 1992 to December 1993, Mr. Jacobs was employed as an institutional broker at Lehman Brothers where he worked with equity and fixed income securities and derivative products.

From December 1993 to June 1995, Mr. Jacobs was employed as a broker at Paine Webber, Inc. where he had responsibility for attracting new assets under management, recommending investment strategies and implementing those strategies with clients.

From June 1995 to December 1996, Mr. Jacobs served as a Vice President at Stuart, Coleman & Co., Inc. where he managed both equity and fixed income accounts focusing on the financial services sector after working on the company’s fixed income desk as a distressed debt trader.

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in a Fund.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is to seek to provide current income consistent with the preservation of capital.  This prospectus describes the Fund’s principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).

The investments and strategies described in this prospectus are those that the Fund uses under normal market conditions.  If the Adviser determines that prevailing normal market or economic conditions warrant a temporary defensive investment position, a greater portion of the Fund’s portfolio may be retained in cash or cash equivalents, such as U.S. government securities.  In the event the Fund takes such a temporary defensive position, it may not achieve its investment objective during this temporary period.

There is no guarantee that the Fund will achieve its investment objective.  The Fund’s investment objective and strategy can be changed without shareholder approval.  The Fund would seek to provide to its shareholders advance written notice of any material changes to its investment objective and strategies.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

The Fund’s net asset value per share is determined once each day generally as of the close of trading on the New York Stock Exchange (generally 4:00 P.M. Eastern time) on days on which the New York Stock Exchange is open for business.  Currently the New York Stock Exchange and the Trust are closed for business on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The net asset value of the Fund is generally based on the market value of the securities in the Fund.  If market values are not readily available or are deemed to be unreliable, such as with respect to restricted securities, private placements or other types of illiquid securities, the securities will be valued using valuation procedures approved by the Trust’s Board of Trustees.  These valuation procedures permit the Board, or persons acting at their direction pursuant to guidelines established by the Board, to establish values for such securities based upon a good faith estimate of the fair market value of the specific security.  As a result of relying on these valuation procedures, the Trust may, therefore, utilize a valuation for a given security that is different from the value actually realized upon the eventual sale of the security.

How To Buy Shares

You may purchase shares of the Fund directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing an Acadia Mutual Funds Account Application. (To establish an IRA, complete an IRA Application.)  To request an application, call toll-free 1-800-595-4866 or visit our Website at:  www.acadiaassetmanagement.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Lower  investment  minimums  are  available  to investors  purchasing  shares  through  a  brokerage  firm  or other financial institution.

Minimum Investments

	Initial Investment	Additional Investment
Regular Account	$1000	$250
Automatic Investment Plan	$500	$100*
IRA Account	$500	$100

* An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Fund does not have reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Investments  made  through  brokerage  firms or other financial institutions:  If  you  invest  through  a brokerage  firm  or other financial institution, the policies and fees may be different than those described here.  Financial   advisers,  financial  supermarkets,  brokerage  firms,  and  other financial  institutions  may  charge  transaction  and  other fees and may set different  minimum  investments  or  limitations  on buying or selling shares.  Consult a representative of your financial institution if you have any questions.  Your financial institution is responsible for transmitting your order in a timely manner.  If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. You should consult your investment representative for specific information. Generally, the broker-dealer or financial intermediary has the responsibility of sending prospectuses, shareholder reports, statements and tax forms to their clients.  These intermediaries are responsible for transmitting requests and delivering funds on a timely basis.  If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $25 fee will  be  charged  against  your account for any payment check returned to the Transfer  Agent  or  for  any  incomplete  electronic  funds  transfer, or for insufficient  funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Instructions for Opening and Adding to An Account

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
BY MAIL	BY MAIL
Complete and sign the Account Application or an IRA Application

Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, address, account number and the Fund name on your check.

Make your check payable to the Acadia Principal Conservation Fund
• For IRA Accounts, please specify the year for which the contribution is to be made.
MAIL YOUR APPLICATION AND CHECK TO:	MAIL THE SLIP AND CHECK TO:
The Acadia Mutual Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147	The Acadia Mutual Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

BY TELEPHONE	BY TELEPHONE
Telephone transactions may not be used for initial purchases.

You must select this service on your account application before making your first telephone transaction. Thereafter, you may call 1-800-595-4866 to purchase shares in an existing account. Your purchase will be effective at the NAV next computed after your instruction is received in proper form by the Transfer Agent.

BY WIRE	BY WIRE
Call 1-800-595-4866 for instructions prior to wiring the funds.	Call 1-800-595-4866 for instructions prior to wiring the funds.

Telephone and Wire Transactions

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone purchase transactions.  With  respect to all transactions made by telephone, the Fund and its Transfer Agent   will   employ  reasonable  procedures  to  confirm  that  instructions communicated  by  telephone  are  genuine.  Such procedures may include, among others,  requiring  some  form of personal identification prior to acting upon telephone   instructions,   providing   written   confirmation   of  all  such transactions,  and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where  the Fund's Transfer Agent is not reasonably satisfied that instructions received  by  telephone  are  genuine, neither the Fund nor the Transfer Agent shall  be  liable  for  any  losses  which  may  occur  because  of  delay  in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you.  The  account  number  and  Fund  name  must  be  included  in the wiring instructions. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 4:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. Complete instructions about how to establish and maintain your tax-deferred retirement plan will be included in the retirement plan kit you receive in the mail.

You will be charged an annual account maintenance fee of $8.00 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The administrator reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $500 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase Fund shares.

AUTOMATIC INVESTMENT PLAN	PAYROLL DIRECT DEPOSIT PLAN
For making automatic investments from a designated bank account	For making automatic investments from your payroll check

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

How to Redeem Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent.  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your order will be processed promptly and you will generally receive the proceeds within 7 days after the Transfer Agent receives your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to 15 calendar days. This procedure is intended to protect the Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.  In  response  to new Federal Trade Commission regulations related to the  prevention  of  identity  theft,  the Fund will not  make  redemption  checks  payable  to anyone other than (1) the shareholder(s)  of  record,  or (2) a financial intermediary for the benefit of the shareholder(s) of record.

To Sell Shares

BY MAIL
Write a letter of instruction that includes:
• The name(s) and signature(s) of all account owners	• Your account number
• The name of the Fund
• The dollar or share amount you want to sell
• Where to send the proceeds
• If redeeming from your IRA, please note applicable withholding requirements
• Obtain a signature guarantee or other documentation, if required
MAIL YOUR REQUEST TO:	BY OVERNIGHT COURIER, SEND TO:
The Acadia Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147	The Acadia Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
BY TELEPHONE

•

You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate in the appropriate section of the account application that you decline this option.  Otherwise, you may redeem Fund shares by calling 1-800-595-4866.  Redemption proceeds will only be mailed to your address of record.

• You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
• You may only redeem a maximum of $50,000 per day by telephone or financial intermediary

•

Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-800-595-4866.

Additional Redemption Information

Signature Guarantees.  Signature guarantees are designed to protect both you and the Fund from fraud.  A signature guarantee of each owner is required to redeem shares in the following situations:

*  If you change ownership on your account.

*  If  you  request  the redemption proceeds to be sent to a different address than that registered on the account.

*  If  a  change  of  address  request has been received by the Transfer Agent within the last 15 days.

*  If you wish to redeem $50,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-800-595-4866.

Redemptions.  What is a redemption? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares.  When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

Redemption in kind.  The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make  cash payments detrimental to the best interests of the Fund, payment for shares  redeemed  may  be  made  in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees).  If payment is made in securities, shareholders may incur transaction costs in converting these securities into cash after they have redeemed their shares.

Redemption requests from corporate, trust and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-595-4866 to determine what additional documents are required.

Address Changes.  To   change   the  address  on  your  account,  call  the  Transfer  Agent  at 1-800-595-4866 and  send  a  written  request  signed  by all account owners.  Include the account number(s) and name(s) on the account and both the old and new addresses.  Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership.  In  order  to  change  the  account  registration  or transfer ownership of an account,  additional  documents  will be required. In order to avoid delays in processing   these   requests,   you   should   call the Transfer Agent at 1-800-595-4866 to determine what additional documents are required.

Redemption Initiated by the Fund.  Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500.  After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds.  This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

•	To refuse any purchase order.

•	To refuse third-party checks, starter checks or cash equivalents for purchases of shares.

•	To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•	To require additional documentation or a medallion signature guarantee on any redemption request.

 Frequent Trading Policy

The Fund is intended primarily for use as a long-term investment vehicle.  Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance, cause the Fund to maintain larger cash positions than would otherwise be necessary, and result in the dilution of Fund shares held by longer-term shareholders.  The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. Currently the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into the Fund. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of abusive or excessive short-term trading.   The Fund's service providers will take steps reasonably designed to detect and deter frequent or excessive short-term trading activity by shareholders pursuant to the Fund's policies and procedures.

Under Rule 22c-2 of the Investment Company Act of 1940, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interest of fund shareholders, or to comply with state or Federal legal requirements.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.50% per year of the Fund's average net assets.  As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment, reduce your investment returns, and may cost you more than paying other types of sales or distribution charges.

ACCOUNT STATEMENTS

The Fund provides you with:

•	a confirmation statement after each transaction;

•	an account statement reflecting your transactions for the calendar quarter;

•	an account statement reflecting your annual transactions; and

•	by February 15 of each year, certain tax information which is also filed with the Internal Revenue Service.

The Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts. Also, you may view the history of your account on the Fund’s website at www.acadiaassetmanagement.com.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through applicable filings made with the SEC on Forms N-CSR and N-Q. Additional information is also available on the Fund’s website at www.acadiaassetmanagement.com.  A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is provided in the SAI.

DISTRIBUTIONS AND TAXES

 The following information related to tax matters is meant as a general summary for U.S. taxpayers.  Please see the SAI for more information.  Because everyone’s tax situation is unique, you should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund intends to declare and pay dividends quarterly and net capital gains annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders.  All distributions will be automatically reinvested unless you request otherwise.  Distributions are made on a per share basis regardless of how long you’ve owned your shares.  Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.  This is known as “buying a dividend.”

•

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive regardless of whether distributions are paid by Fund in cash or are reinvested in additional Fund shares.  Distributions to non-corporate shareholders attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain dividend income may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gain rates provided certain holding period requirements are satisfied.  Absent further legislation, such long-term capital gains rate will not apply to qualified dividend income distributed after December 31, 2010.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

•

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

•

In most cases, dividends from the Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above.  In addition, such dividends will not qualify for the DRD for corporate shareholders.  Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year.  If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale.  The amount of gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain dividends that were received with respect to the shares.  Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under the “wash sale” rules if other substantially identical shares (including replacements pursuant to a dividend reinvestment in shares of the Fund) are acquired within a period of 61 days beginning 30 days before and ending 30 days after disposition.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified by February 15th each year about the federal income tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which (if any) qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain.

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due.  Any amounts withheld may be credited against your U.S. federal income tax liability.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.  For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS – REVENUE SHARING

The Adviser may, out of its own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Fund.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary. Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions. The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures which address these matters. You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus.

Not Part of Prospectus

PRIVACY POLICY

Commitment to Consumer Privacy

Acadia is committed to handling client and investor information responsibly. We understand that information that personally identifies you is important to you and we are committed to maintaining the confidentiality, integrity and security of your personal information.

Collection of Consumer Information

Acadia collects and retains personal information only when it is allowed by law and when we reasonably believe it would be useful to better serve our clients and investors. We collect non-public information from:

•	Account applications and other forms that you submit to Acadia;

•	Correspondence, written or electronic, and/or telephone contacts with us;

•	The transaction history of client and investor account(s) with Acadia;

•	Information made available from a third party (i.e. IRA transfer applications).

Non-public personal information that we collect includes, but is not limited to:

•	Client names, addresses, and telephone numbers; and

•	Social security numbers and/or tax identification numbers.

Disclosure of Consumer Information

We do not disclose a client or investor’s information to anyone, except regulatory agencies, companies that are or would be service providers and/or tax authorities as required by law.  Acadia employees may not disclose any non-public personal information about its clients or former clients to anyone other than appropriate regulatory authorities, Acadia’s attorneys, accountants, administrators, auditors or another Acadia employee without the authorization of the Trust’s Chief Compliance Officer.  All disclosure of such non-public personal information should be limited to the extent necessary or appropriate.

Security of Consumer Information

We restrict access of client and investors’ records to those employees and service providers who are involved in administering these accounts. Acadia upholds policies and procedures designed to assure only authorized entrance to and use of investor information. We consistently maintain physical, electronic and procedural safeguards that comply with federal standards to protect the information that clients and investors have given to us, including password-protected access. These safeguards are reviewed, no less frequently than annually, by the Chief Compliance Officer.

We require our service providers to maintain policies, procedures and safeguards designed to secure our clients’ and investors’ information.

Application of Policy

Our privacy policy applies only to clients and Fund investors who have a direct customer relationship with us. If an investor owns Fund shares through a relationship with a third-party broker, bank, investment adviser, or other financial service provider, such third party’s privacy policies may apply to that investor and our privacy policies may not.

Privacy Policy Notice

Acadia is required to furnish this policy to clients and investors initially before they become clients and annually thereafter.  Acadia also will provide a renewed privacy policy if the policy undergoes changes.

INVESTMENT ADVISER

Acadia Mutual Fund Management, LLC

One Penn Plaza, 36th Floor

New York, NY 10119

LEGAL COUNSEL

Investment Law Group of Gillett, Mottern & Walker LLP

1230 Peachtree Street NE, Suite 2445

Atlanta, Georgia 30309

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, Pennsylvania 19001

TRANSFER AGENT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

DISTRIBUTOR

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

CUSTODIAN

Huntington National Bank

7 Easton Oval EA4E95

Columbus, Ohio  43219

HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (“SAI”) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this Prospectus. This means that the SAI is legally a part of the Prospectus.

The Fund’s annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at our offices in writing to Acadia Mutual Fund Management at One Penn Plaza, 36 Floor, New York, NY 10119 or on the Fund’s website at www.acadiaassetmanagement.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Acadia Mutual Funds - 811-22341

STATEMENT OF ADDITIONAL INFORMATION

THE ACADIA MUTUAL FUNDS

The Acadia Principal Conservation Fund

[TICKER SYMBOL]

STATEMENT OF ADDITIONAL INFORMATION

______, 2009

This Statement of Additional Information (“SAI”) is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Acadia Principal Conservation Fund (the “Fund”) dated ____, 2009. A copy of the Prospectus may be obtained by writing Acadia Mutual Fund Management at One Penn Plaza, 36th Floor, New York, NY 10119 or by telephoning toll free at 1-800-595-4866.

The Fund is a separate series of Acadia Mutual Funds (the “Trust”). The Trust currently consists of one separate investment series.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.  A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE  COMMISSION.  THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STAEMENT BECOMES EFFECTIVE.  THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

Table of Contents

ORGANIZATION OF THE FUND

3

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

3

FUNDAMENTAL INVESTMENT RESTRICTIONS

6

MANAGEMENT OF THE TRUST

7

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

10

DISTRIBUTION PLAN

12

DISTRIBUTIONS

13

BROKERAGE SERVICES

13

CODE OF ETHICS

14

DESCRIPTION OF SHARES

14

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

15

TAXES

17

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

24

PROXY VOTING

26

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

ORGANIZATION OF THE FUND

The Acadia Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 12, 2009.  The Trust’s fiscal year ends on October 31st of each year.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Acadia Principal Conservation Fund (the “Fund”).  The Fund is a diversified fund.  Much of the information contained in this SAI expands on subjects discussed in the Fund’s Prospectus.  No investment in shares of the Funds should be made without first reading the Prospectus.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The following are the investment objective, strategies and risks associated with investing in the Fund.  The Fund’s principal investment restrictions are detailed in the Fund’s Prospectus.  The following paragraphs detail investment strategies the Fund may pursue and the risks associated therewith.

The Fund is a diversified, open-end management investment company.  The Fund’s goal is to seek to provide current income consistent with the preservation of capital.  There is no guarantee that the Fund will achieve this objective.

U.S. Treasury Securities.  The Fund may invest in U.S. Treasury Securities of varying maturities.  U.S. Treasury securities include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.  There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold prior to maturity, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold prior to maturity, might be sold at a price greater than its cost.

U.S. Government Securities.  The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities. Unlike Treasury securities, however, agency securities generally are not backed by the full faith and credit of the U.S. government.  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Regarding securities issued by certain of these entities (such as debt securities or mortgage-backed securities issued by Freddie Mac (also known as the Federal Home Loan Mortgage Corporation or FHLMC), Fannie Mae (also known as the Federal National Mortgage Corporation or FNMA), Federal Home Loan Banks, and other government-sponsored enterprises), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its debt and equity securities are neither guaranteed nor insured by the U.S. government. Without a more explicit commitment, there can be no assurance that the U.S. government will provide financial support to such issuers on their securities.

Corporate Debt Securities.  The Fund may invest up to 35% of its assets in investment grade corporate debt securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is a risk that the issuers of such securities may not be able to meet their obligations on interest and principal payments at the time called for by the debt instrument.

Treasury Inflation-Protection Securities.  The Fund may invest in U.S. Treasury securities that include Treasury Inflation-Protection Securities ("TIPS"), which are issued by the U.S. Treasury and are designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

Repurchase Agreements.   The Fund may invest in repurchase agreements.  In a repurchase agreement, the buyer purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or "collateral." The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest.  A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Acadia Mutual Fund Management, LLC (the “Adviser”).

Illiquid Investments.  The Fund may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  There may be a limited trading market for illiquid securities, and a low trading volume of a particular security may result in abrupt, erratic, or unfavorable price movements.  The Fund may be unable to dispose of its holdings in illiquid securities at full value in a short period of time and may have to dispose of such securities over extended periods of time or at sharply discounted prices.  The Adviser will take reasonable steps to bring the Fund into compliance with this policy if the level of illiquid investments exceeds 15%.

The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange not traded over-the-counter, and (ii) Rule 144A Securities.  Such securities are typically subject to contractual or legal restrictions on subsequent transfer.  As a result of trading restrictions, the absence of a public trading market, and potentially limited pricing information, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities.  Although these securities often may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity or other factors, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser.  In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.  If any privately placed or Rule 144A Securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.  Such registration may not be feasible, or may not be pursued for other reasons.  Securities which are freely tradable under Rule 144A may be treated as liquid if the Trustees of the Trust are satisfied that there is sufficient trading activity and reliable price information.  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund’s portfolio if the securities must be treated as illiquid because other qualified institutional buyers are not interested in purchasing such Rule 144A Securities.

The Trustees have authorized the Adviser to make liquidity determinations with respect to the Fund’s securities, including private placements and Rule 144A Securities.  Under guidelines established by the Trust’s Board of Trustees, the Adviser will consider the following factors: (i) the frequency of trades and quoted prices for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, and the  method of soliciting offers and the mechanics of the transfer.  A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

The investment objective and strategies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental restrictions which cannot be changed without the approval of a majority of the Fund’s outstanding shares.  “Majority” means the lesser of (a) 67% or more of the Fund’s outstanding shares voting at a special or annual meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) more than 50% of the Fund’s outstanding shares.

The Fund may not:

1.

Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way.

2.         Purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.        Purchase or sell physical commodities or commodity futures contracts, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.         Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.         Make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.

Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.

Invest more than 25% of the value of its total assets in the securities of any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto.

8.

As to 75% of its total assets, invest more than 5% of its total assets taken at market value at the time of a particular purchase in the securities of any one issuer other than U.S. Government securities, nor own more than 10% at the time of and giving effect to, a particular purchase of the outstanding voting securities of any one issuer.

These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

MANAGEMENT OF THE TRUST

Overall responsibility for management of the Trust rests with the Board of Trustees (“Trustees” or “Board”).  Subject to the Trust’s Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out their responsibilities, including the appointment and removal of the Trust’s officers.  There are currently [X] Trustees, [X] of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Information regarding the Trustees and officers of the Trust is provided below.

Interested Trustees and Officers of the Trust

Name, Birth Date, Address and Positions with the Trust	Term of Office and Length of Time Served*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Eric Jacobs** One Penn Plaza 36th Floor New York, NY 10119 DOB: 04-12-1969 Trustee, President	Since 2009.

Portfolio Manager and Managing Member of Miller & Jacobs Capital, LLC, Portfolio Manager of Sandy Lane Partners, LP, Managing Member of Pirate Aviation, Managing Partner of Blue Hill Capital Management, LLC, Managing Member of Acadia CLO, Portfolio Manager of Acadia Fund I, Ltd, Acadia Fund I, LP, Cerulean Partners, LTD, Portfolio Manager and Vice-President of American Independence Funds, Managing Member of American Independence Capital Management,  Managing Member of Acadia Asset Management, LLC and Portfolio Manager and Managing Member of Acadia Liquidity Master Fund, Ltd, Acadia Liquidity Fund LP and Acadia Liquidity, Ltd.

			1	None
Michael Hogue, PhD** One Penn Plaza 36th Floor New York, NY 10119 DOB: 12-22-1942 Trustee	Since 2009.	Non-life Insurance Industry Consulting	1	Fleet Bank Trustee- Examinations Committee; Ocean State Tax Exempt Fund- Chairman of Audit Committee
Mark Smedley One Penn Plaza 36th Floor New York, NY 10119 DOB: 6.1.1968 Secretary	Since 2009.

Chief Operating Officer, Acadia Asset Management, LLC Oct. 2009 - present; Director of Operations, Acadia Asset Management, LLC 2008 - Oct. 2009; Managing Director, Global Conexions, LLC, 2002 - present.

			N/A	None
Christopher Myers One Penn Plaza 36th Floor New York, NY 10119 DOB: 9/26/1969 Treasurer	Since 2009.	Chief Financial Officer, Acadia Asset Management, LLC ____ - present; Chief Financial Officer, Pinneo Construction ____ - ____.	N/A	None

Independent Trustees

[To Be Added]

*

Trustees serve until their resignation, removal, reaching any mandatory retirement age established by the Trustees, judicial declaration of incompetency or death.

**

Trustees who are “interested persons” of the Fund, as defined in the 1940 Act.  The Trustees of the Fund who are officers or employees of the Adviser receive no remuneration from the Fund.  Each of the other Trustees is paid an annual retainer of $2,500 and a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings.  Chairpersons of committees of the Board of Trustees will receive an additional fee of $250 for each meeting attended.

The Board has an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee. The Audit Committee and the Nominating and Corporate Governance Committee are each comprised of all of the Board’s Independent Trustees. The Valuation Committee is comprised of at least [two (2)] of the Board’s Independent Trustees. The Valuation Committee meets quarterly, as needed, in the event that the Fund holds any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis.  The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof.  The Nominating and Corporate Governance Committee evaluates the qualifications of Board member candidates and makes nominations for Independent Trustee membership on the Board.  The Committee does not generally consider nominees recommended by shareholders. This Committee also oversees the Board governance process and has responsibility for periodically reviewing Board composition, Board compensation, Board committees and related Board process matters relating to Board governance practices.

Because the Trust is newly organized, none of the Committees have met during the Fund’s last fiscal year.

Fund Shares Owned by Boardmembers

The following table shows the dollar amount range of each Trustee’s beneficial ownership of the Fund as of the end of the most recently completed calendar year.  Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially own shares of the Fund.  The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name     Dollar Range of Fund Shares*

Aggregate Dollar Range of Shares (All Funds)*

Interested Trustees

Independent Trustees

____

•

 The Fund is new and therefore, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund.

5% and 25% shareholders

The Fund has not commenced operations prior to the date of this SAI and therefore the Fund (i) does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

The Investment Adviser

Pursuant to a written investment advisory agreement (“Advisory Agreement”) between the Fund and Acadia Mutual Fund Management, LLC (the “Adviser”) and subject to such policies as the Trustees of the Fund may determine, the Adviser, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.80% of the Fund’s average daily assets.   The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.45% of the average net assets of the Fund.  This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after January 1, 2011.

The Adviser is a Delaware limited liability company organized in 2009.  The Adviser is majority-owned by Acadia Asset Management, LLC, a Delaware limited liability company organized in November of 2008 that provides investment management, research, advisory and administrative services to two private investment funds as well as separately managed accounts.  Acadia Asset Management, LLC is controlled by Mr. Eric Jacobs.

Pursuant to the Advisory Agreement and subject to the control of the Trustees, the Adviser also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund.

The Advisory Agreement has been approved by the Trustees of the Fund and approved by the Fund’s initial shareholder on ____, 2009.  By its terms, the Advisory Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Advisory Agreement may be terminated on not more than 60 days notice by the Adviser to the Fund.

The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Advisory Agreement also provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Eric D. Jacobs is the portfolio manager of the Fund.  The following table lists the number and types of other accounts managed by Mr. Jacobs and assets under management in those accounts as of September __, 2009:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Eric D. Jacobs	0	$0	2	$18.5	4	$2.0	$20.5

As indicated in the table above, the portfolio manager may manage accounts for multiple clients. The portfolio manager also manages private investment funds and separately managed accounts on behalf of certain affiliates of the Adviser.  The portfolio manager makes investment decisions for each account based on the investment objectives, strategies, restrictions and other pertinent investment considerations applicable to the specific portfolio.  Because the portfolio manager’s compensation is affected by revenues earned by the Adviser, the incentives associated with any given account may be higher or lower than those associated with other accounts.   The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.   Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.  To the extent that trade orders are aggregated, conflicts may arise when aggregating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings and other similar investment opportunities, and compliance with the Adviser’s Code of Ethics.

Portfolio manager compensation is comprised of salary and bonus.  With regard to the Fund, Mr. Jacob’s compensation is not linked to any specific factors such as performance, asset level or cash flows but is a fixed annual amount.  With regard to the other accounts Mr. Jacobs manages, he is paid a fixed salary and a share of the performance based fee, if any, which is paid annually.  In addition, Mr. Jacobs owns equity interests in the Adviser and may receive distributions on those equity interests.

The Fund is required to show the dollar amount range of each portfolio manager’s beneficial ownership of shares of the Fund as of the end of the most recently completed fiscal year.  Because the Fund is new, as of the date of this SAI, Mr. Jacobs does not beneficially own shares of the Fund.

Other Service Providers

Custodian.   Huntington National Bank, 7 Easton Oval EA4E95, Columbus, Ohio  43219 acts as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Huntington National Bank has no supervisory function over management of the Fund.

 Transfer Agent, Fund Accounting & Shareholder Services. Mutual Shareholder Services, LLC (“MSS”), 8000 Centre Drive, Suite 400, Broadview Heights, Ohio 44147 acts as transfer agent, fund accountant and shareholder servicing agent for the Fund. MSS is responsible for administering and performing transfer agent functions, distribution payment, shareholder administration and maintaining all records of the Fund.  MSS also acts as fund accountant and performs limited administrative services for the Fund.  MSS supervises all Fund operations except those performed by the Adviser, including (a) calculating the Fund’s net asset value, (b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act, (c) preparing financial statements contained in the Fund’s shareholder reports, (d) preparing reports and filings to be submitted to the SEC, and (e) maintaining the Fund’s financial accounts and records.

Independent Registered Public Accounting Firm. The Fund’s independent registered public accounting firm is Sanville & Company, 1514 Old York Road, Abington, Pennsylvania  19001. Sanville & Company provides audit services, tax return preparation and assistance and consultation in connection with review of various regulatory filings.

Distributor.   Rafferty Capital Markets, LLC (the “Distributor”), located at 59 Hilton Avenue, Garden City, NY 11530 serves as the principal underwriter of the Fund’s shares. The Distributor is a broker-dealer and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Trust Counsel. The Investment Law Group of Gillett, Mottern & Walker LLP, 1230 Peachtree Street NE, Suite 2445, Atlanta, Georgia 30309, serves as counsel to the Trust.

DISTRIBUTION PLAN

The Trust’s Board of Trustees has adopted a Distribution and Service Plan on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  Pursuant to the Plan, the Fund pays the Distributor a fee for distributing Fund shares at the annual rate of up to .50% of the average daily net assets of the Fund shares for which it is the distributor of record.  Under the Plan, the Distributor may pay third parties in respect of these services such amount as it may determine.  The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.  The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.  These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

Distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund’s prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund’s shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Fund’s transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other  expense primarily intended to result in the sale of the Fund’s shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the independent Trustees, being Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the shareholders.  The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund’s outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the independent Trustees.  While the Plan remains in effect, the Trust shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Independent Trustees cast in person at a meeting called specifically for that purpose.  While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

DISTRIBUTIONS

Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

Distributions of Capital Gains. The Fund’s policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

BROKERAGE SERVICES

Decisions to buy and sell securities and negotiation of commission rates and brokerage expenses are made by the Adviser subject to review by the Board.  In placing orders with brokers it is the Adviser’s policy to seek the best execution at the most favorable price taking into account execution capability, financial integrity and research services provided by the broker-dealer. The Adviser is specifically authorized to pay a broker dealer a commission in excess of what another broker-dealer might charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the execution or research services provided. Research services may include general economic, industry or company research, market and statistical information, and advice on the availability, purchasers or sellers of a particular security. Research services may be used by the Adviser in servicing other accounts in addition to the Fund and not all services may be used in connection with the Fund.  Consistent with the foregoing, the Adviser may generate “soft dollars” from the Fund’s brokerage transactions to be used for “brokerage” or “research” services pursuant to the safe harbor of Section 28(e) of the Securities Exchange Act of 1934.  Over the counter securities and fixed income securities are generally purchased through market makers on either a principal or agency basis.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have adopted Codes of Ethics governing personal trading activities of all officers, Trustees and employees of the Trust, all officers, principals and employees of the Adviser and certain officers of the Distributor.   The Trust and Adviser have adopted a joint Code of Ethics (the “Code”) pursuant to Rule 17j-1 under the Investment Company Act of 1940.  This Code applies to certain “access persons” of the Trust and the Adviser.  Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the SEC, and is available to the public at www.sec.gov.

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust formed on October 12, 2009.  The Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value.  The Trust presently is authorized to issue one series of shares, which represent interests in the Acadia Principal Conservation Fund.  The Trust Instrument authorizes the Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.  The Fund currently offers one class of shares.  The Board of Trustees may classify and reclassify the shares of the Fund into additional classes or shares at a future date.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the asset value of the Fund, of any general assets not belonging to the Fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  If more than one series (Funds) are created in the future, then on any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (Funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine).

Generally, there are no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

How to Redeem Shares

The procedures for redemption of Fund shares are summarized in the text of the Prospectus under the caption “Purchasing and Redeeming Shares”.   Redemption requests must be in good order according to the procedures outlined in the Prospectus. Upon receipt of a redemption request in good order, the shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange (“NYSE”) is open. Proceeds will normally be forwarded on the next day on which the NYSE is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Adviser, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder’s investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

The Fund may suspend the right of redemption and may postpone payment only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC.

The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in the Fund falls below a specified level, currently set at $500. Shareholders will be notified and will have 60 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder’s account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined

The net asset value per share of the Fund is determined once on each day on which the NYSE is open, as of the close of the NYSE. The Trust expects that the days, other than weekend days, that the NYSE will not be open are New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported—and in the case of certain securities traded over-the-counter—the last reported bid price. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (the “NOCP”) instead of the last reported sales price.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.

Normally, trading in U.S. government securities is substantially completed each day at various times prior to the close of the NYSE.  Values of such securities used for determining the Fund’s net asset value per share are computed at those times.  On occasion, events affecting the value of those securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of the Fund’s securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

Redemption of Shares

The  Fund  has  made an election under Rule 18f-1 of the 1940 Act whereby the Fund may pay for shares  redeemed  in  part  through  a  distribution  of portfolio securities.  Pursuant  to Rule 18f-1, the Fund must pay in cash all requests for redemption by  any  shareholder  of  record,  limited  in  amount  with  respect  to each shareholder  during  any  ninety-day period to the lesser of $250,000 or 1% of the  net  value  of  the  Fund  at  the  beginning  of  such  period. Any such distributions will be taxable to the shareholder.

The Fund may redeem its shares if the Board of Trustees determines that failure to do so may have materially adverse consequences to Fund shareholders, such as in a situation where Fund expenses on a per share basis are deemed to be excessive.

The Fund may redeem its shares if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

Purchases and Sales Through Broker-Dealers

Shares of the Fund may be purchased through broker dealers and other intermediaries.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

TAXES

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the Fund’s shares.  This discussion does not purport to be complete or to deal with all the aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances.  This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of the Fund’s shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company,  regulated investment company ("RIC"), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of a Fund's shares that is for U.S. federal income tax purposes:

•

a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•

a corporation or other entity treated as a corporation for U.S. federal income tax  purposes, created or organized in or under the laws of the United States or any state  thereof or the  District of  Columbia;

•

an estate, the income of which is  subject to U.S. federal income taxation regardless of its source; or

•

a trust with respect to which a court  within the United  States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial  decisions  or the trust has made a valid  election  in effect under applicable Treasury regulations to be treated as a U.S. person.

A "non-U.S. shareholder" is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

Taxation as a RIC.  The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  In order to so qualify, the Fund must, among other things, meet the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies, and (ii) net income derived from an interest in a qualified publicly traded partnership, which is defined generally as a publicly traded partnership but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

With respect to the asset-diversification requirement, the Fund must diversify its  holdings so that,  at the end of each quarter of each  taxable year (i) at least 50% of the value of the Fund's  total  assets is  represented  by cash and cash items, U.S. government  securities,  the securities of other RICs and other securities, if such other securities of any one issuer do not  represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more  issuers that are controlled by the Fund and that are  engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year,  at least 90% of the sum of (i) its  "investment  company  taxable income" as that term is defined in the Internal  Revenue Code (which includes, among other things, dividends, taxable interest, the  excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over  certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute on a quarterly basis substantially all of its investment company taxable income and net tax-exempt interest and on an annual basis substantially all of its net capital gain.

The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, 98% of its capital gains, determined, in general, on an October 31 year end, and any income realized but not distributed from preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under  applicable tax rules as having  original issue discount (such as debt  instruments  with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants),  the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation  regardless of whether cash representing such  income is  received  by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund's "investment company taxable income" (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Failure to Qualify as a RIC.  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund's shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund's distributions, to the extent  derived  from the Fund's  current or  accumulated  earnings and profits, would constitute ordinary  dividends,  which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2010,  provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund's current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders' tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to a RIC that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalifies as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any  unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.  The remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund's ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate  shareholders under Section 243 of the Internal Revenue Code to the extent  that  the  Fund's income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt  organizations, exempt farmers' cooperatives or real estate investment trusts or (ii) in the case of individual shareholders for taxable years beginning on or prior to December 31, 2010, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 15% rate) to the extent that the Fund  receives qualified dividend income, and provided in each case certain holding period and other  requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.  In most cases, dividends from the Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to qualified dividend income.  In addition, in most cases, dividends from the Fund will not qualify for the dividends received deduction for corporate shareholders.  Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer.  Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  The maximum tax rate on capital gain dividends received by individuals is generally 15% for such gain realized before January 1, 2011.  Distributions in excess of the Fund's earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).  The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits. Under current law, the maximum 15% tax rate on long-term capital gains and qualified dividend income will cease to apply for taxable years beginning after December 31, 2010; beginning in 2011, the maximum rate on long-term capital gains is scheduled to revert to 20%, and all ordinary dividends (including amounts treated as qualified dividends under the law currently in effect) would be taxed as ordinary income.  Generally, not later than February 15, the Fund will provide the shareholders with a written notice designating the amount of any ordinary income, qualified dividend income, or short-term or long-term capital gain dividends.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders' AMT liabilities.  The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund's taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal  income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder's gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

The Fund generally will be required to withhold federal income tax at the applicable rate (“backup withholding”) from dividends paid, capital gain distributions, and/or redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Fund Investments

Market Discount.  If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.  Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount.  Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes (see above).

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return

Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment.

Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return (before taxes) is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

P(1+T)n = ERV

Where:

T	=	average annual total return
P	=	a hypothetical initial payment of $1,000
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period.

It should be noted that average annual total return is based on historical performance and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund’s expenses.

The average annual total return (after taxes on distributions) will be calculated according to the following formula:

P(1 + T)n = ATVD

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions),
n	=	number of years, and
ATVD	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemptions) will be calculated according to the following formula:

P(1+T)n = ATVDR

Where:

P	=	a hypothetical initial payment of $1,000,
T	=	average annual total return (after taxes on distributions and redemption),
n	=	number of years, and
ATVDR	=	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on distributions and redemption.

Performance Comparisons

The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

PROXY VOTING

The Trust has adopted a Proxy Voting Policy that delegates the responsibility of voting proxies to the Trust’s Adviser.  The Proxy Voting Policy of the Trust and the Adviser are attached as Appendices A and B.

 Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-595-4866 or visiting the Trust’s website at www.acadiaassetmanagement.com and (2) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Fund’s portfolio securities. In order to protect the confidentiality of the Fund’s portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Fund’s investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality; and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed; and (2) to third-party vendors, such as Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. The Fund also makes available certain additional information regarding its portfolio holdings on its website, www.acadiaassetmanagement.com.

Whenever portfolio holdings disclosure made pursuant to the Fund’s procedures involves a conflict of interest between the Fund’s shareholders and the Fund’s Adviser or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s Chief Compliance Officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting. Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

APPENDICES

Appendix A – The Acadia Mutual Funds’ Proxy Voting Policy

Appendix B – Acadia Mutual Fund Management, LLC Proxy Voting Policy

APPENDIX A

THE ACADIA MUTUAL FUNDS

PROXY VOTING POLICY AND PROCEDURES

I.

Summary of Policy

A.

It is the policy of The Acadia Mutual Funds (the “Trust”) and its portfolio (the “Fund”) to ensure that proxies received by the Fund are voted or otherwise processed (such as by a decision to abstain from voting) in the best interest of Fund shareholders.  Because proxy voting and other investment decisions for the Fund generally should be guided by and consistent with the investment discipline of the Fund’s investment adviser, Acadia Mutual Fund Management, LLC (the “Adviser”), the Fund delegates proxy voting decisions to the Adviser acting under the Adviser’s proxy voting policy.  The Trustees will periodically review and approve the Adviser’s proxy voting policy and any material amendments thereto.

B.

If the Adviser becomes aware of a material conflict of interest as between the interests of Fund shareholders and the interests of the Adviser or its affiliates in how proxies will be voted, the Adviser will resolve any concerns by following alternative voting procedures described in the Adviser’s proxy voting policy.

C.

Information on how the Fund voted or otherwise processed proxies relating to portfolio securities during the most recent twelve-month period ended June 30th of each year will be available after August 31st of each year: (1) without charge, upon request, by calling [1-800-__________], and (2) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.  The Fund may also consider making proxy voting information available on its website at http://www.acadiafunds.com.

II.

Definitions

A.

“Best interest of Fund shareholders” means shareholders’ best economic interest over the long term, i.e., the interest shareholders have in seeing the value of a common investment increase over time.

B.

“Material conflict of interest”  means circumstances when a proxy vote appears likely to present a material conflict of interest between the interests of Fund shareholders and those of the Adviser, principal underwriter, or an affiliated person of the Fund, the Adviser, or principal underwriter in how proxies are voted.  Because only the Adviser determines how proxies are voted, the Adviser is not affiliated with the principal underwriter and any other Fund affiliates are not directly involved in voting proxies, such conflict circumstances generally would only arise in limited circumstances such as when the Adviser does business with a particular proxy issuer or an entity affiliated with a proxy issuer or in other circumstances.

III.

Delegation of Proxy Voting Responsibility

A.

In proxy voting decisions, as in other investment decisions, the Adviser is in the best position to determine if a particular proposal is in the best economic interests of Fund shareholders, and therefore is generally consistent with the investment objectives of the Fund.

B.

The Fund generally delegates all responsibility for proxy voting to the Adviser, provided that the Trust’s Board of Trustees shall have the opportunity to review and approve the Adviser’s proxy voting policy and to review material amendments thereto, and that such policy shall contain provisions to address any material conflicts of interest.  Under this delegation, the Adviser may vote, abstain from voting, or take no action on proxies for the Fund in any manner consistent with the Adviser’s proxy voting policy, subject to provisions for addressing material conflicts of interest.  The Fund may revoke this delegation at any time by a vote of the Board of Trustees.  In the event that the Fund revokes the delegation of proxy voting responsibility to the Adviser, the Board or the Fund or an authorized designee will assume full responsibility for ensuring that proxies are voted in the best interest of its shareholders, and thereafter shall disclose to shareholders any information about the revocation that the Board deems appropriate.

C.

This delegation generally applies to all proxy voting matters on which the Fund may vote, such as corporate governance matters (including changes in a portfolio company’s state of incorporation, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority provisions); changes to capital structure (including increases and decreases of capital and preferred stock issuance); stock option plans and other management compensation issues; and social and corporate responsibility issues.  This delegation permits the Adviser to vote (or abstain from voting or take no action on) proxies relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted, and to make voting decisions based on Adviser decisions or provisions of the Adviser’s proxy voting policy that may support or give weight to or controvert the views of management of a portfolio company.

IV.

Material Conflicts of Interest

A.

The Fund recognizes that in unusual circumstances, a material conflict of interest in how proxies are voted may appear to exist, such as when the Adviser knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or in other circumstances in which the Adviser may appear to have a significant conflict of interest between its own interests and the interests of Fund shareholders in how proxies are voted.

B.

In those circumstances, to avoid any appearance concerns, the Fund believes it is appropriate for the Adviser’s proxy voting policy to provide that the Adviser will follow an alternative voting procedure rather than vote or otherwise process proxies in the Adviser’s sole discretion.  Such an alternative voting procedure should generally remove the voting decision from the Adviser’s discretion.  Some examples of acceptable alternative voting procedures for resolving material conflicts of interest with respect to the Fund include the following:

(i)  Causing the proxies to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders;

(ii) Causing the proxies to be voted in accordance with the recommendations of an independent service provider that the Adviser may retain to assist the Adviser and the Fund in voting proxies;

(iii) Notifying the Fund’s Board of Trustees or a designated Board committee or their representative of the conflict of interest (if practical), and seeking a waiver of the conflict to permit the Adviser to vote the proxies consistent with its proxy voting policy (other than conflict provisions);

(iv) Abstaining from or taking no action on the proxies when alternative voting procedures are not desirable; or

(v) Forwarding the proxies to the Fund’s Board of Trustees or a designated Board committee or their representative, so that the Board or committee or representative may vote the proxies themselves.

C.

The Trust generally delegates the responsibility for resolving material conflicts of interest to the Adviser, provided that the Adviser’s proxy voting policy (as approved by the Trust’s Board of Trustees) includes acceptable alternative voting procedures for resolving material conflicts of interest, similar to the procedures described above.  Under this delegation, the Adviser may resolve material conflicts of interest in any reasonable manner consistent with the alternative voting procedures described in the Adviser’s proxy voting policy.  The Fund may revoke this delegation for voting proxies in material conflict of interest situations at any time by a vote of the Board of Trustees.  In the event that the Fund revokes the delegation of responsibility for resolving conflicts of interest to the Adviser, the Board will disclose to shareholders any information about the revocation that the Board deems appropriate, and thereafter the Fund will seek to resolve any conflicts of interest in the best interest of shareholders.  In doing so, the Fund may follow any of the procedures described in Paragraph IV.B. above.

V.

Disclosure of Policy or Description of It/Proxy Voting Record

A.

The Trust will disclose this proxy voting policy or a description of it (and the Adviser’s proxy voting policy or a description of it), in the Fund's Statement of Additional Information (“SAI”).  The Fund also will disclose in its SAI that information about how the Fund voted proxies during the most recent twelve-month period ended June 30 is available without charge, upon request, (i) either by calling a specified toll-free telephone number, or on the Fund’s website at a specified address, or both, and (ii) on the SEC's website.  Upon any request for a proxy voting record by telephone, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

B.

The Trust will disclose in its annual and semi-annual shareholder reports that this proxy voting policy or a description of it is available without charge, upon request, (i) by calling a specified toll-free telephone number, or on the Fund’s website, or both, and (ii) on the SEC's website.  Upon any request for a proxy voting policy or description of it, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

C.

The Trust also will disclose in its annual and semi-annual shareholder reports that information about how the Fund voted proxies during the most recent twelve-month period ended June 30 is available without charge, upon request, (i) either by calling a specified toll-free telephone number, or on or through the Funds website at a specified address, or both, and (ii) on the SEC's website.  Upon any request for a proxy voting record by telephone, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

D.

The Trust will prepare and file Form N-PX containing its proxy voting record for the most recent twelve-month period ended June 30 with the SEC by August 31 of each year, and will provide a copy of the report (in paper form, online, or by reference to the SEC's website) upon request.  The Trust or the Adviser may retain an independent service provider to assist the Adviser and the Fund in voting proxies, keeping records, and preparing reports, among other services.

E.

The Fund will disclose its proxy voting record for the most recent twelve-month period ended June 30 (on Form N-PX or otherwise) either in paper form upon request, or on its website by August 31 of each year.

*

*

*

The Trust’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated, and will annually report to the Fund Board on the operation of the policy, any material changes or recommendations for material changes in the policy, and any material compliance matters under the policy.

Approved ______, 2009

APPENDIX B

[To Be Added]

PART C

OTHER INFORMATION

Item 28.

Exhibits

(a)(1)

Certificate of Trust.  Incorporated by reference to Exhibit(a)(1) to Registrant's Registration Statement on Form N-1A (File Nos. 333-162629 and 811-22341) filed with the Securities and Exchange Commission on October 22, 2009.

(a)(2)

Declaration of Trust.  Incorporated by reference to Exhibit(a)(2) to Registrant's Registration Statement on Form N-1A (File Nos. 333-162629 and 811-22341) filed with the Securities and Exchange Commission on October 22, 2009.

(b)

By-Laws.  Incorporated by reference to Exhibit(b) to Registrant's Registration Statement on Form N-1A (File Nos. 333-162629 and 811-22341) filed with the Securities and Exchange Commission on October 22, 2009.

(c)

None.

(d)

Form of Investment Advisory Agreement between the Registrant and Acadia Mutual Fund Management, LLC.*

(e)(1)

Form of Distribution Agreement between the Registrant and Rafferty Capital Markets, LLC.*

(e)(2)

Form of Selected Dealer Agreement.*

(f)

None.

(g)

Form of Custody Agreement between the Registrant and Huntington National Bank.*

(h)

Form of Transfer Agent Agreement and Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC.*

(i)

Opinion and Consent of Investment Law Group.*

(j)

Opinion and Consent of Sanville & Company.*

(k)

Not applicable

(l)

Initial Capital Agreement.*

(m)

Rule 12b-1 Distribution Plan.*

(n)

None.

(p)

Code of Ethics of Registrant and Acadia Mutual Fund Management, LLC.*

*

To be filed by amendment.

Item 29.

Persons Controlled by or Under Common Control With Registrant

None.

Item 30.

Indemnification

Reference is made to Article VII Section 3 in the Registrant’s Declaration of Trust which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.

Business and Other Connections of the Investment Adviser

Acadia Mutual Fund Management, LLC provides advisory services to the Registrant.  The business and other connections of Acadia Mutual Fund Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Acadia Mutual Fund Management, LLC (No. 801-70873 ) as currently filed or deemed to be filed with the SEC, which is incorporated by reference herein.

Item 32.

Principal Underwriters

(a)

Rafferty Capital Markets, LLC is the principal underwriter currently distributing the Registrant’s shares.  Rafferty also serves as distributor for Aegis Funds, Aviemore Funds, Conestoga Funds, Direxion Funds, Embarcadero Funds, Leuthold Funds, Marketocracy Funds, Satuit Funds and Sparrow Funds.

(b)

The corporate officers of Rafferty Capital Markets, LLC are:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Mr. Thomas A. Mulrooney 59 Hilton Avenue, Suite 101 Garden City, NY 11530	President	None

Mr. Stephen P. Sprague 59 Hilton Avenue, Suite 101 Garden City, NY 11530	CFO, Secretary & Treasurer	None

(c)

No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

Item 33.

Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at One Penn Plaza, 36th Floor, New York, NY  10119 and Mutual Shareholder Services, LLC, the Registrant’s administrator and transfer agent located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to custodial activities are maintained at the office of Huntington National Bank, the Registrant’s custodian located at 7 Easton Oval EA4E95, Columbus, OH  43219.

Item 34.

Management Services.

Not applicable.

Item 35.

Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of New York in the State of New York, on the 22nd day of December, 2009.

Acadia Mutual Funds

By: /s/ Eric Jacobs

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of December, 2009.

/s/ Eric Jacobs
Eric Jacobs, Trustee
December 22, 2009

/s/ Michael Hogue
Michael Hogue, Trustee
December 22, 2009